Lessor Accounting (Summary of Lease Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sales Type And Direct Financing Leases Income [Abstract]
Revenue at lease commencement	¥ 92,133	¥ 114,312
Interest income on lease receivables	18,594	20,382
Sales-type and direct financing leases income total	110,727	134,694
Lease income – operating leases	23,878	25,403
Variable lease income	5,343	6,216
Total lease income	¥ 139,948	¥ 166,313